Deferred Income Tax asset and liability - Major components of income tax (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major Components Of Tax Expense Income [Abstract]
Current Tax Expense Income	S/ 454,772	S/ 401,788	S/ 330,902
Deferred Tax Expense Income	38,554	13,727	(4,376)
Income Tax Expense Continuing Operations	S/ 493,326	S/ 415,515	S/ 326,526